CONSOLIDATED STATEMENT OF FINANCIAL POSITION - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
CURRENT ASSETS
Cash and cash equivalents	R$ 4,237,785	R$ 4,869,562
Marketable securities	418,182	507,035
Trade and other receivables	3,090,691	2,720,041
Inventories	3,887,916	3,877,294
Biological assets	1,603,039	1,513,133
Recoverable taxes	473,732	560,389
Recoverable income tax and social contribution	152,486	506,483
Derivative financial instruments	195,324	182,339
Restricted cash	296,294	277,321
Assets held for sale	99,245	3,326,305
Other current assets	590,733	690,998
Total current assets	15,045,427	19,030,900
LONG-TERM RECEIVALBLES
Marketable securities	307,352	290,625
Trade and other receivables	71,029	96,922
Recoverable taxes	5,169,547	3,142,547
Recoverable income tax and social contribution	269,263	7,246
Deferred income taxes	1,915,370	1,519,652
Judicial deposits	575,750	669,098
Biological assets	1,081,025	1,061,314
Derivative financial instruments	49,991
Restricted cash		584,300
Other non-current assets	85,537	177,372
Total long-term receivables	9,524,864	7,549,076
Investments	14,880	86,005
Property, plant and equipment, net	12,276,889	10,696,998
Intangible assets	4,908,079	5,019,398
Total non-current assets	26,724,712	23,351,477
TOTAL ASSETS	41,770,139	42,382,377
CURRENT LIABILITIES
Loans and borrowings	3,132,029	4,547,389
Trade accounts payable	5,784,419	5,487,205	[1]
Supply chain finance	842,037	875,300
Lease liability	376,628	75,712
Payroll, related charges and employee profit sharing	825,254	618,669
Tax payable	517,208	402,971
Derivative financial instruments	153,612	235,035
Provision for tax, civil and labor risks	1,084,308	495,584
Employee benefits	95,919	94,728
Liabilities directly associated with the assets held for sale		1,131,529
Other current liabilities	717,027	524,518
Total current liabilities	13,528,441	14,488,640
NON-CURRENT LIABILITIES
Loans and borrowings	15,488,250	17,618,055
Trade accounts payable	12,347	12,803
Lease liability	2,054,552	167,041
Tax payable	190,257	162,239
Provision for tax, civil and labor risks	710,061	854,667
Deferred income tax	85,310	65,774
Employee benefits	593,555	373,423
Derivative financial instruments	3
Other non-current liabilities	1,093,942	1,107,958
Total non-current liabilities	20,228,277	20,361,960
EQUITY
Capital	12,460,471	12,460,471
Capital reserves	192,845	115,354
Accumulated losses	(4,131,913)	(4,279,003)
Treasury shares	(38,239)	(56,676)
Other comprehensive loss	(722,469)	(1,275,519)
Attributable to controlling shareholders	7,760,695	6,964,627
Non-controlling interests	252,726	567,150
Total equity	8,013,421	7,531,777
TOTAL LIABILITIES AND EQUITY	R$ 41,770,139	R$ 42,382,377

[1]	The restatement refers to the adoption of IFRS 16, in which the lease liabilities were reclassified from Trade Accounts Payable to a specific line (note 19).